Acquisitions (Pro Forma Information Of Aggregated Individually Material Acquirees Acquired in 2013) (Details) - Aggregated individually material acquirees acquired in 2013 [Member] - USD ($)
$ / shares in Units, $ in Thousands
12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Pro forma revenue	$ 676,414	$ 336,774
Pro forma net income	$ 95,937	$ 43,857
Pro forma earnings per ordinary share-basic	$ 0.53	$ 0.25
Pro forma earnings per ordinary share-diluted	$ 0.50	$ 0.24